Stockholders' Deficit - Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding (Details) - Stock Option [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)	5,381,916	5,465,249	1,177,160
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 6 months 7 days	4 years 9 months 7 days	4 years 4 months 17 days
Warrants Outstanding, Weighted Average Exercise Price	$ 17.42	$ 17.12	$ 66.09
Public and Private Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 92	$ 92	$ 92
Warrants Outstanding, Number Outstanding (in Shares)	837,625	837,625	837,625
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	6 months 29 days	7 months 9 days	3 years 7 days
Warrants Outstanding, Weighted Average Exercise Price	$ 14.32	$ 14.1	$ 65.46
April 2024 Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 6.88	$ 6.88	$ 6.88
Warrants Outstanding, Number Outstanding (in Shares)	14,535	14,535	14,535
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 days	3 days	10 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.02	$ 0.02	$ 0.08
June 2024 Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 2	$ 2	$ 2
Warrants Outstanding, Number Outstanding (in Shares)	150,000	150,000	150,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	1 month 13 days	1 month 13 days	7 months 9 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.06	$ 0.05	$ 0.25
August 2024 Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 2	$ 2	$ 2
Warrants Outstanding, Number Outstanding (in Shares)	175,000	175,000	175,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	1 month 20 days	1 month 24 days	8 months 19 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.07	$ 0.06	$ 0.3
November 2024 Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 2.41	$ 2.41
Warrants Outstanding, Number Outstanding (in Shares)	351,424	351,424
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 months 18 days	3 months 21 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.16	$ 0.15
Pre-funded Warrants [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 0.0001	$ 0.0001
Warrants Outstanding, Number Outstanding (in Shares)	1,353,333	1,436,666
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 2 months 4 days	1 year 3 months 18 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0	$ 0
Private Placement Warrant [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 6	$ 6
Warrants Outstanding, Number Outstanding (in Shares)	2,499,999	2,499,999
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 2 months 8 days	2 years 3 months 7 days
Warrants Outstanding, Weighted Average Exercise Price	$ 2.79	$ 2.74
Minimum [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	0.0001	0.0001	2
Maximum [Member]
Schedule of Shares of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 92	$ 92	$ 92